Borrowing Arrangements - Paycheck protection program loan (Details) - PPP Loan - USD ($) $ in Thousands		12 Months Ended
	May 04, 2020	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Amount of loan received	$ 1,982
Accrues interest at annual rate	1.00%
Interest expense			$ 0
Other Income [Member]
Debt Instrument [Line Items]
Principal and interest amount of loan forgiven		$ 2,000
Shapeways Inc [Member]
Debt Instrument [Line Items]
Interest expense		$ 18